As filed with the Securities and Exchange Commission on May 10, 2012

Securities Act File No. 333-174323
Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 5	☒
(Check appropriate box or boxes)

Brookfield Investment Funds

(Exact Name of Registrant as Specified in Charter)

Three World Financial Center, 200 Vesey Street

New York, New York 10281-1010
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 549-8408

Kim G. Redding
Brookfield Investment Management Inc.

Three World Financial Center

200 Vesey Street
New York, New York  10281-1010
(Name and Address of Agent for Service)

Copies to:

Brian F. Hurley, Esq.	Michael R. Rosella, Esq.
Brookfield Investment Management Inc.	Paul Hastings LLP
Three World Financial Center, 200 Vesey Street	75 East 55th Street New York, New York 10022
New York, New York 10281-1010

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (the “Registration Statement”) of Brookfield Investment Funds hereby incorporates Parts A, B and C from the Registration Statement filed in Post-Effective Amendment No. 2 on April 30, 2012, pursuant to paragraph (b) of Rule 497 of the Securities Act of 1933, as amended.  This Post-Effective Amendment No. 3 to the Registration Statement is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of May, 2012.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Kim G. Redding
Kim G. Redding
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	CAPACITY	DATE

	/s/ Kim G. Redding	President and Trustee	May 10, 2012
Kim G. Redding

	/s/ Steven Pires	Treasurer	May 10, 2012
Steven Pires

	*	Trustee	May 10, 2012
Rodman L. Drake

	*	Trustee	May 10, 2012
Louis P. Salvatore

	*	Trustee	May 10, 2012
Edward A. Kuczmarski

*By:	/s/ Steven Pires
Steven Pires
Attorney-In-Fact, pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase